Document and Entity Information	12 Months Ended
Mar. 31, 2021 shares
Cover [Abstract]
Entity Registrant Name	GREENPOWER MOTOR Co INC.
Entity Central Index Key	0001584547
Entity Current Reporting Status	Yes
Amendment Flag	true
Amendment Description	This Amendment No. 1 (the “Form 20-F/A”) to the Annual Report on Form 20-F of GreenPower Motor Company Inc. (“GreenPower”) for the fiscal year ended March 31, 2021 (the “Form 20-F) which was filed with the Securities and Exchange Commission (the “SEC”) on June 29, 2021, is being filed for the purpose of adding Exhibit 101 and to furnish the Interactive Data File (as defined in Rule 11 of Regulation S-T) as Exhibit 101 in accordance with Rule 405 of Regulation S-T. In addition, this Form 20-F/A is being filed for the purpose of amending the cover page of the Form 20-F to indicate that GreenPower has filed Interactive Data Files required to be submitted pursuant to Rule 405 of Regulation S-T during the preceding 12 months. Except as described above, no changes have been made to the Original Form 20-F, and this Amendment does not amend, update or change any other items or disclosures in the Original Form 20-F. Further, this Amendment does not reflect subsequent events occurring after the filing date of the Original Form 20-F or modify or update in any way disclosures in the Original Form 20-F.
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding	20,892,560
Document Type	20-F/A
Document Period End Date	Mar. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Filer Category	Accelerated Filer
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	false